SEGMENT REPORTING	12 Months Ended
Sep. 30, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 18 — SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure, as well as information about geographical areas, business segments, and major customers in the financial statements.

The Company uses the management approach to determine reportable operating segments, considering the internal organization and reporting reviewed by the chief operating decision maker (“CODM”) for decision-making, resource allocation, and performance assessment. The Company’s CODM has been identified as the CEO, who regularly reviews key measures such as revenue, gross profit, operating profit, and major categories of operating expenses to evaluate segment performance and allocate resources.

Based on management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280.

The Company’s CODM uses income from operations as the primary measure of profit or loss for its single reportable operating segment. The CODM regularly reviews total revenue and the major categories of operating expenses that comprise this measure, as set out below. Because the Company has only one reportable segment, the amounts below reconcile on a one-to-one basis to the corresponding line items in the consolidated statements of operations, with no additional adjustments.

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended
	September 30,
	2025	2024	2023
Revenues	$9,805,037	$10,101,647	$11,089,528
Cost of revenues	(7,564,622)	(7,786,717)	(8,729,856)
Shares issued for compensation	(3,063,600)	—	—
Amortization of deferred stock compensation	(2,091,864)	—	—
Amortization and depreciation	(315,259)	(52,971)	(134,786)
Impairment charges	(1,250,000)	—	—
Research and development expenses	(1,678,110)	(2,515,015)	(567,809)
Other operating expenses	(4,775,893)	(1,035,775)	(1,270,374)
(Loss) income from operations	(10,934,311)	(1,288,831)	386,703
Interest (expense) income, net	(147,900)	209	(4,558)
Other income (expense), net	129,079	(14,791)	37,415
(Loss) income before income taxes	(10,953,132)	(1,303,413)	419,560
Income tax benefit (expense)	86,736	(86,311)	(257,331)
Net (loss) income	(10,866,396)	(1,389,724)	162,229